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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21975

Allianz RCM Global EcoTrendsSM Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2008

Date of reporting period:	August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—92.1%

	Austria—0.4%
12,349	Andritz AG	$757,317

	Belgium—0.9%
338,657	Hansen Transmissions International NV (b)	1,730,379

	Cayman Islands—4.5%
171,300	Suntech Power Holdings Co., Ltd. ADR (b)	8,189,853

	Denmark—11.2%
33,075	Novozymes A/S, Class B	3,321,473
127,200	Vestas Wind Systems A/S (b)	17,260,199
		20,581,672
	Finland—1.8%
44,718	Fortum Oyj	1,835,486
30,977	Outotec Oyj	1,407,211
		3,242,697
	France—9.8%
15,717	Alstom S.A.	1,596,566
23,175	Bureau Veritas S.A.	1,314,857
41,610	EDF Energies Nouvelles S.A.	2,734,485
431,549	Suez Environnement S.A. (b)	12,396,176
		18,042,084
	Germany—9.4%
153,723	GEA Group AG	4,832,146
8,838	Interseroh AG	716,592
45,280	K & S AG	5,464,731
8,582	Manz Automation AG (b)	1,799,339
25,601	Siemens AG	2,778,926
9,005	Wacker Chemie AG	1,654,593
		17,246,327
	India—1.1%
403,378	Suzlon Energy Ltd.	1,984,968

	Italy—0.8%
446,792	Hera SpA	1,503,532

	Japan—1.9%
30,400	Asahi Pretec Corp.	771,710
34,100	Horiba Ltd.	673,055
60,200	Kurita Water Industries Ltd.	1,958,949
		3,403,714
	Netherlands—1.0%
40,648	Arcadis NV	862,520
30,479	Koninklijke (Royal) Philips Electronics NV	990,267
		1,852,787
	Norway—2.1%
125,100	Renewable Energy Corp. AS (b)	3,846,169

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*

	Philippines—0.7%
13,120,475	PNOC Energy Development Corp.	$1,291,424

	Spain—12.6%
6,001	Acciona S.A.	1,193,325
302,687	Gamesa Corp. Tecnologica S.A.	14,315,607
1,207,329	Iberdrola Renovables S.A. (b)	7,696,444
		23,205,376
	Sweden—0.7%
86,600	Atlas Copco AB, Class A	1,208,820

	Switzerland—1.7%
130,883	ABB Ltd. (b)	3,210,261

	United Kingdom—3.6%
207,242	Ceres Power Holdings PLC (b)	951,159
345,606	eaga PLC	976,979
466,084	RPS Group PLC	2,541,966
216,402	Spice PLC	2,158,861
		6,628,965
	United States—27.9%
27,601	Covanta Holding Corp. (b)	767,860
35,204	Danaher Corp.	2,871,590
20,613	Donaldson Co., Inc.	905,117
19,755	ESCO Technologies, Inc. (b)	940,535
45,517	First Solar, Inc. (b)	12,592,278
42,493	FPL Group, Inc.	2,552,130
57,115	Itron, Inc. (b)	5,915,972
20,764	Monsanto Co.	2,372,287
57,462	Nalco Holding Co.	1,314,156
20,742	Ormat Technologies, Inc.	1,040,004
44,170	Pall Corp.	1,793,744
37,330	Pentair, Inc.	1,371,877
24,128	Roper Industries, Inc.	1,425,482
150,456	Stericycle, Inc. (b)	8,922,041
36,411	Sunpower Corp., Class A (b)	3,551,893
48,809	Thermo Fisher Scientific, Inc. (b)	2,955,873
		51,292,839
	Total Common Stock (cost—$147,529,005)	169,219,184

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount
(000s)		Value*

	Repurchase Agreement—7.2%
$13,306	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $13,308,439; collateralized by Freddie Mac Discount Note, 2.605%, due 12/31/08, valued at $13,575,169 including accrued interest (cost—$13,306,000)	$13,306,000

	Total Investments (cost—$160,835,005) (a)—99.3%	182,525,184

	Other assets less liabilities—0.7%	1,305,857

	Net Assets—100.0%	$183,831,041

Notes to Schedule of Investments:

(a) Securities with an aggregate value of $97,340,316 representing 53.0% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b) Non-income producing.

Glossary:

ADR—American Depositary Receipt

Notes to Schedule of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investment initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other assets may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund fair values securities using modeling tools provided by a third-party vendor. This statistical research service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

Fair Value Measurements–Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$71,878,868
Level 2 - Other Significant Observable Inputs	110,646,316
Level 3 - Significant Unobservable Inputs	—
Total	$182,525,184

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz RCM Global EcoTrendsSM Fund

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 17, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 17, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2008